SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

	June 30, 2014	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$603,612	$603,612	$-	$-
Liabilities
Preferred stock warrants	$37,787	$-	$-	$37,787

	December 31, 2013	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$263,910	$263,910	$-	$-
Liabilities
Preferred stock warrants	$41,466	$-	$-	$41,466

	December 31, 2013	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$263,910	$263,910	$-	$-
Liabilities
Preferred stock warrants	$41,466	$-	$-	$41,466

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$1,747,534	$1,747,534	$-	$-
Liabilities
Preferred stock warrants	$38,376	$-	$-	$38,376

Schedule of Preferred Stock Warrant Liabilities
Balance at December 31, 2013	$41,466
Change in fair value	(3,679)
Balance at June 30, 2014	$37,787

Balance at January 1, 2012	$27,348
Issuance of preferred stock warrant	6,131
Change in fair value	4,897
Balance at December 31, 2012	$38,376
Change in fair value	3,090
Balance at December 31, 2013	$41,466

Schedule of Estimated Useful Lives
Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease

Lab equipment	5 years
Computer equipment and software	3 years
Furniture	3 years
Leasehold improvements	Shorter of useful life or life of the lease

Schedule of Fair Value Assumptions

	June 30,	December 31,
	2014	2013
Stock Price	$0.27	$0.27
Risk-free interest rate	2.73	1.74%
Expected dividend yield	-	-
Expected term - employees	6 years	6 years
Expected term - nonemployees	10 years	10 years
Volatility	68%	53%
Determined grant date fair value per option	$0.20	$0.19

	December 31,
	2013	2012
Stock Price	$0.27	$0.27
Risk-free interest rate	1.74%	0.70%
Expected dividend yield	-	-
Expected term - employees	6 years	6 years
Expected term - nonemployees	10 years	10 years
Volatility	53%	50%
Determined grant date fair value per option	$0.19	$0.19